Foreign currency risk and fair value of financial instruments - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) on cash flow hedge	$ (92,000)	$ (58,000)
Gain (loss) transferred from other comprehensive income to the statement of operations	49,000	(150)
Cash and cash equivalents	3,783,000	$ 17,581,000	$ 7,574,000	$ 14,098,000
Principal amount	16,590,000		25,444,000
Long-term investments, debt-based mutual funds
Disclosure of detailed information about financial instruments [line items]
Fair value of asset	374,000		386,000
Currencies other than US dollar
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 1,531,000		$ 339,000
Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
Impact of change in the corresponding risk variable on operating expenses	$ 3,100,000
Foreign currency risk | U.S. dollar denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of total revenues	100.00%
Percentage of total cost of sales	91.00%
Foreign currency risk | Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of operating expenses	62.00%